Employee Benefits - Summary of Net Liability for Post-employment and Long-term Employee Benefit Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	$ (7,333)	$ (6,762)
Fair value of plan assets	5,442	5,059
Present value of net obligations for funded plans	(1,891)	(1,703)
Present value of unfunded obligations	(810)	(806)
Present value of net obligations	(2,701)	(2,509)
Unrecognized asset	(74)	(77)		$ (111)		$ (168)
Net liability	(2,775)	(2,586)
Other long term employee benefits	(59)	(79)
Net liability	(2,834)	(2,665)
Employee benefits amounts in the balance sheet:
Liabilities	(2,848)	(2,681)	[1]	(2,993)	[1]
Assets	14	16	[1]	$ 22	[1]
Net liability	$ (2,834)	$ (2,665)

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.